SCHEDULE OF OTHER CURRENT LIABILITIES (Details) - USD ($)	Dec. 31, 2025		Sep. 30, 2025		Sep. 30, 2024
Notes To Consolidated In Financial Statements
Advances received for equity subscriptions	$ 160,066	[1]	$ 18,134,657	[1]	$ 159,657	[2]
Provision for liabilities related to directors’ litigation	222,062	[3]	222,062	[3]		[4]
Professional service fees payable – Bitcoin transaction	3,333,579	[5]	3,663,269	[5]		[6]
Others	630,439		230,602		426,516
Total	$ 4,346,146		$ 22,250,590		$ 586,173

[1]	Advances received for equity subscriptions
[2]	Advances received for equity subscriptions
[3]	Provision for liabilities related to directors’ litigation
[4]	Provision for liabilities related to directors’ litigation
[5]	Professional service fees payable – Bitcoin transaction
[6]	Professional service fees payable – Bitcoin transaction